Borrowings - Effective Weighted-Average Interest Rates of Borrowings (Detail)	Mar. 31, 2014	Mar. 31, 2013
Schedule of Borrowings [Line Items]
Short-term borrowings	0.40%	0.61%
Long-term borrowings	1.69%	1.71%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	2.34%	2.39%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.86%	0.91%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.72%	1.72%